Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment
	Assets under construction	Plant & Machinery	Office and other equipment	Right of use assets	Total
2025
At January 1, 2025	-	1,250	8	468	1,726
Addition	14	(101)	2	186	102
Disposal	-	-	-	(213)	(213)
At June 30, 2025	14	1,149	10	441	1,615

Depreciation
At January 1, 2025	-	(1,209)	(3)	(208)	(1,421)
Charge for period	-	69	-	(86)	(17)
Disposal	-	-	-	146	146
At June 30, 2025	-	(1,141)	(3)	(148)	(1,292)

Net book values
At January 1, 2025	-	41	4	260	307
At June 30, 2025	14	9	6	293	323

	Assets under construction	Plant & Machinery	Office and other equipment	Right of use assets	Total
	€’000	€’000	€’000	€’000	€’000
2024
At January 1, 2024	14,726	5,846	422	11,984	32,978
Revaluation	-	-	-	455	455
Addition	-	1,261	5	284	1,549
Disposal	-	-	-	(28)	(28)
Derecognition of PPE	(14,726)	(5,856)	(420)	(12,226)	(33,228)
At December 31, 2024	0	1,250	8	468	1,726

Depreciation
At January 1, 2024	(3,317)	(2,985)	(185)	(1,715)	(8,202)
Charge for year	-	(1,887)	(96)	(919)	(2,902)
Derecognition of PPE	3,317	3,663	278	2,426	9,683
At December 31, 2024	-	(1,209)	(3)	(208)	(1,421)

Net book values
At January 1, 2024	11,409	2,861	237	10,269	24,776
At December 31, 2024	-	41	4	260	307